CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (43,180)	$ (23,766)	$ (102,288)	$ (45,570)	$ (34,015)	$ (103,596)
Other comprehensive (loss) income, net of taxes:
Unrealized (loss) gain on available-for-sale marketable securities, net	(5)	132	(4)	(27)	(84)	171
Total comprehensive loss, net of taxes of $0	$ (43,055)	$ (23,634)	$ (102,175)	$ (45,597)	$ (34,099)	$ (103,425)